FAIR VALUE MEASUREMENTS (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Assets:
Marketable securities held in Trust Account	$ 287,509,721
Liabilities:
Warrant liability	16,129,166
Public Warrants
Liabilities:
Warrant liability	10,445,833	$ 11,308,333	$ 11,883,333
Private Placement Warrants
Liabilities:
Warrant liability	5,683,333	$ 6,199,999	$ 5,889,999
Recurring
Assets:
Marketable securities held in Trust Account	287,509,721
Recurring | Public Warrants
Liabilities:
Warrant liability	10,445,833
Recurring | Private Placement Warrants
Liabilities:
Warrant liability	5,683,333
Level 1 | Recurring
Assets:
Marketable securities held in Trust Account	287,509,721
Level 1 | Recurring | Public Warrants
Liabilities:
Warrant liability	10,445,833
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Warrant liability	$ 5,683,333